Derivative Instruments (Details) (Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value Hedge Assets	$ 0.1
Derivative, Notional Amount	$ 5.5